First Trust Long-Short Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	136 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.48%
First Trust Long-Short Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.14%	11.39%	9.03%	8.86%
Performance Inception Date	Sep. 08, 2014
First Trust Long-Short Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	10.94%	8.64%	8.47%
First Trust Long-Short Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	8.85%	7.19%	7.10%